Segment Reporting	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment Reporting

All of the Company’s operations are in the mineral properties exploration industry with its principal business activity in mineral exploration. The Company conducts its activities primarily in Argentina. All of the Company’s long-lived assets are located in Argentina.

The Company’s net income/(loss) and its geographic allocation of total assets and total liabilities may be summarized as follows:

For the year ended December 31, 2020
	Argentina
	Lomada Project	Cap- Oeste Project	Calcatreu Project	Martha and La Josefina Projects	Argentina Uruguay and Chile	UK	North America	Total
Revenue	$6,482	$12,417	$-	$950	$-	$-	$-	$19,849
Cost of sales	(4,391)	(6,589)	-	(2,267)	-	-	-	(13,247)
Gross profit (loss)	$2,091	$5,828	$-	$(1,317)	$-	$-	$-	$6,602

Operating expense
Exploration expense	$-	$-	$(884)	$(83)	$(1,336)	$-	$-	$(2,303)
Administrative expenses	-	(495)	(217)	-	(2,946)	(212)	(1,285)	(5,155)
Depreciation expense	-	-	(18)	-	(338)	(100)	-	(456)
Share-based payments	-	-	-	-	-	-	(382)	(382)
Interest expense	-	-	(1)	-	(318)	(610)	(1,171)	(2,100)
Total operating expense	$-	$(495)	$(1,120)	$(83)	$(4,938)	$(922)	$(2,838)	$(10,396)

Other income/(expense)
Interest income	$-	$-	$1	$-	$124	$-	$-	$125
Gain/(loss) on foreign exchange	-	-	713	-	(1,159)	(369)	30	(785)
Accretion expense	(6)	(3)	-	(4)	-	-	-	(13)
Other expenses	-	-	(297)	-	2,452	-	-	2,155
Total other income/(expense)	$(6)	$(3)	$417	$(4)	$1,417	$(369)	$30	$1,482

Income/(loss) – before income tax	$2,085	$5,330	$(703)	$(1,404)	$(3,521)	$(1,291)	$(2,808)	$(2,312)
Income tax/(benefit)	-	-	138	-	(2,207)	-	-	(2,069)
Net income/(loss)	$2,085	$5,330	$(565)	$(1,404)	$(5,728)	$(1,291)	$(2,808)	$(4,381)

For the year ended December 31, 2019
Argentina
	Lomada Project	Cap- Oeste Project	Calcatreu Project	Martha and La Josefina Projects	Argentina Uruguay and Chile	UK	North America	Total
Revenue	$4,750	$14,903	$-	$2,285	$-	$-	$-	$21,938
Cost of sales	(3,765)	(11,828)	-	(1,545)	-	-	-	(17,138)
Gross profit (loss)	$985	$3,075	$-	$740	$-	$-	$-	$4,800

Operating expense
Exploration expense	$-	$-	$(1,300)	$(321)	$(987)	$-	$-	$(2,608)
Administrative expenses	(2,860)	(596)	(279)	(871)	(4,232)	(1,433)	(307)	(10,578)
Depreciation expense	-	-	(17)	(115)	(234)	(100)	-	(466)
Impairment of mineral properties	-	-	-	-	-	(1,996)		(1,996)
Share-based payments	-	-	-	-	-	(40)	(87)	(127)
Interest expense	-	-	-	-	(765)	(782)	(584)	(2,131)
Total operating expense	$(2,860)	$(596)	$(1,596)	$(1,307)	$(6,218)	$(4,351)	$(978)	$(17,906)

Other income/(expense)
Interest income	$-	$-	$34	$-	$157	$-	$-	$191
Gain/(loss) on foreign exchange	-	-	(10)	1,714	(1,082)	(467)	326	481
Accretion expense	(7)	(12)	-	(16)	-	-	-	(35)
Total other income/(expense)	$(7)	$(12)	$24	$1,698	$(925)	$(467)	$326	$637

Income/(loss) – before income tax	$(1,882)	$2,467	$(1,572)	$1,131	$(7,143)	$(4,818)	$(652)	$(12,469)
Income tax/(benefit)	-	-	(869)	(2,030)	3,014	-	-	115
Net income/(loss)	$(1,882)	$2,467	$(2,441)	$(899)	$(4,129)	$(4,818)	$(652)	$(12,354)

For the year ended December 31, 2018
	Argentina
	Lomada Project	Cap- Oeste Project		COSE Project	Argentina Uruguay and Chile	UK		Total
Revenue	$-	$48,089		$-	$-	$-		$48,089
Cost of sales	(1,666)	(42,996)		-	-	-		(44,662)
Gross profit (loss)	$(1,666)	$5,093		$-	$-	$-		$3,427

Operating expense
Exploration expense	$-	$-		$-	$(2,744)	$-		$(2,744)
Administrative expenses	(681)	(2,388)		-	(6,890)		(992)	(10,951)
Share-based payments	-	-		-	-		(190)	(190)
Interest expense	-	-		-	(977)		(390)	(1,367)
Total operating expense	$(681)	$(2,388)		$-	$(10,611)		$(1,572)	$(15,252)

Other income/(expense)
Interest income	$-	$-		$-	$122	$-		$122
Gain/(loss) on foreign exchange	-	-		-	(13,817)		(587)	(14,404)
Gain on hyperinflationary net monetary position	-	-		-	4,448	-		4,448
Other income	-	-		1,500	-	-		1,500
Total other income/(expense)	$-	$-		$1,500	$(9,247)		$(587)	$(8,334)

Income/(loss) – before income tax	$(2,347)	$2,705		$1,500	$(19,858)		$(2,159)	$(20,159)
Income tax/(benefit)	-	-		-	2,569			2,569
Net income/(loss)	$(2,347)	$2,705		$1,500	$(17,289)		$(2,159)	$(17,590)

	Total Assets		Total liabilities
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	$’000	$’000	$’000	$’000
Argentina – Cap Oeste	$14,585	$16,081	$1,880	$2,629
Argentina – Lomada	4,616	4,267	3,808	1,979
Argentina – Calcatreu	15,343	18,036	490	1,591
Argentina – Martha & La Josefina	12,704	14,220	2,298	8,466
Argentina and Chile	8,553	7,308	5,355	5,977
United Kingdom	122	176	15,678	20,240
North America	4,145	4,406	9,154	9,824
Total	$60,068	$64,494	$38,663	$50,706